Basic and Diluted Net (Loss)/profit per Share	12 Months Ended
Dec. 31, 2024
Basic and Diluted Net (Loss)/profit per Share
Basic and Diluted Net (Loss)/profit per Share

17.  Basic and Diluted Net (Loss)/profit per Share

Basic and diluted (loss)/profit per share have been calculated in accordance with ASC 260 on computation of (loss)/profit per share for each of the year ended December 31, 2022, 2023 and 2024 are calculated as follows:

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Basic and diluted net (loss)/profit per share calculation
Numerator:
Net (loss)/profit attributable to Tuya Inc.’s ordinary shareholders, basic and diluted	(146,175)	(60,315)	4,997
Denominator:
Weighted-average ordinary shares outstanding-basic	553,527,529	555,466,061	573,782,783
Effective of diluted securities
Share option and RSU	—	—	17,224,018
Weighted-average ordinary shares outstanding-diluted	—	—	591,006,801
Net (loss)/profit per share attributable to ordinary shareholders:
Basic	(0.26)	(0.11)	0.01
Diluted	(0.26)	(0.11)	0.01

For the years ended December 31, 2022, 2023 and 2024, the Company had ordinary equivalent shares, including share options and RSUs granted (Note 15). As the Group incurred a loss for the years ended December 31, 2022 and 2023, these ordinary equivalent shares were determined to be anti-dilutive and excluded from the calculation of diluted loss per share of the Company.